Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS MANAGER FUNDS I
Central Index Key	0001247088
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus Research Long/Short Equity Fund | Class A
Risk/Return:
Trading Symbol	DLSAX
Dreyfus Research Long/Short Equity Fund | Class C
Risk/Return:
Trading Symbol	DLSCX
Dreyfus Research Long/Short Equity Fund | Class I
Risk/Return:
Trading Symbol	DLSYX
Dreyfus Research Long/Short Equity Fund | Class Y
Risk/Return:
Trading Symbol	DLYYX